GS Mortgage Securities Corp ABS-15G

Exhibit 99.7 - Schedule 4

TPR Firm:	EdgeMAC	Date Submitted:	4/14/2021
Client Name:	Goldman Sachs	Report:	Exception Report - Loan
Client Project:	GSMBS 2021-NQM1	Loans in report:	11

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
4/14/2021	XXX	XXX	XXX	XXX	1) This loan failed TRID timing of disclosures. Missing Proof of Receipt of Loan Estimate dated XXX resulting in the below TRID Timing tolerance violation.Revised Loan Estimate Timing Requirements - XXX - 2This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the followingfindings: ( 12 CFR 1026.19(e)(4)(ii) ) The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"XXX First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, orclosing / settlement date if no consummation date is provided, of the transaction; or The revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under 1026.19(e)(1)(i) on or after the date on whichthe creditor provides the disclosures required under 1026.19(f)(1)(i). The consumer must receive a revised version of thedisclosures required under 1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of thedisclosures required 1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have receivedsuch version three business days after the creditor delivers or places such version in the mail.
COMMENTS: 02/28/2020 Received Disclosure Tracking Details reflecting proof of sent/receipt for XXX LE. Entered into CE and rceived a pass.	1) Missing documentation to the evidence the borrower's housing history from XXX. The Verification of Rent indicates that the borrower's lease ended XXX. Their loan closed XXX Received Seller Approval Exception: Allow 7 months rental history (missing rental history from XXX) vs program requirement of a 12 month payment history must be obtained with maximum permitted delinquency of 1x30x12 Compensating Factors:1. 14 months reserves, 10 months greater than program required 4 months reserves (3 months for subject and 1 month for investment property)2. XXX FICO Score, XX points greater than program minimum FICO Score of 6403. Self Employed as a XXX for the past 10 years4. No public records

									2) The re-calculated income of $XXX results in a recalculated DTI of XX% which exceeds the program maximum of 50.00%. The Lender did not include the net rental loss of $XXX for the rental property located at XXX Received Seller Approved Exception: DTI is XX% vs program maximum of 50.00%Compensating Factors:1. 14 months reserves, 10 months greater than program required 4 months reserves (3 months for subject and 1 month for investment property)2. XXX FICO Score, XX points greater than program minimum FICO Score of 6403. Self Employed as a XXX for the past 10 years4. No public records	Compensating Factors: 1. 14 months reserves, 10 months greater than program required 4 months reserves (3 months for subject and 1 month for investment property) 2. XXX FICO Score, XX points greater than program minimum FICO Score of 640 3. Self Employed as a XXX for the past 10 years 4. No public records	2/25/2020	Primary Residence	XX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
4/14/2021	XXX	XXX	XXX	XXX	1) Missing documentation to evidence the borrower has sufficient assets to meet the reserve requirement. The program requires five months PITI $XXX to be verified. Asset documentation provided support $XX which is $XXX less than the amount needed of $XXX.

2) Missing credit report.  Credit report for the borrower is subject to review upon receipt.
COMMENTS: received credit report

3) Missing letter of explanation from the borrower or their employer satisfactorily addressing the unreasonable commute distance.  Borrower resides in XXX vs. borrower's employer XXX located in XXX.  ///  UPDATED 02/27/2020: VOE shows present position XXX.  Missing documentation from employer to support XXX position is a remote position.//UPDATED 3/16/2020 - WVOE provided does not address the commute distance or if position is remote. This issue must be address by the borrower or borrower's employer//

4) Missing current paystub for the borrower.  Guidelines require borrower's most recent paystubs showing earning for 30 successive calendar days. // UPDATED // 02/19/2020 - received paystub dated XXX. Per XXX, Credit documents include credit reports and employment, income, and asset documentation. For all mortgage loans (existing and new construction), the credit documents must be no more than four months old on the note date. The paystub provided expired on XXX. Missing updated paystubs. Loan is subject to income recalculation

5) Missing 2019 W-2 for borrower's current job. Guidelines require previous calendar year W-2 as the loan closed after XXX. // UPDATED // - received 2018 W2. Missing 2019 W2. Per program requirement, W2 tax form for the previous calendar year (W2 forms for other than the previous calendar year are not required if a loan closes prior to XXX of a given year, then a W2 form for the year prior to the previous calendar year may be substituted for the W2 form the previous calendar year). //UPDATED - 2/28/2020 - Received 2018 and 2017 W-2s. Condition not met as 2019 W-2s is required as the loan closed after XXX. The requirement is based on the time the loan closes not the application date.//	1) Seller Approved Exception: LW is XXX% vs. program maximum of 80% LTVCompensating Factors:1. FICO of XXX, XX points above the minimum FICO of 640 as required in the guidelines2. Borrower has been employed with the same job for the past 3 plus years and in the same business for the past 5 years.3. One investment property owned free and clear4. No Public Records

2) Missing consecutive bank statements for the following accounts: XXX  and  XXX.  Verified funds must be supported by two months consecutive account statements.

3) Seller Approved Exception;  Reserves are 4.48 months vs. program requirement of 5 months reserves (3 months plus one investment property)Compensating Factors:1.  --Credit score is XXX, XX points > program requirement of 6402.  --Borrower has been employed for the past 3 years as an XXX, in the same line of business for the past 5 years3.  --Two mortgages reflect paid as agreed since inception 3/20184.  --Credit history reflects paid as agreed since last student loan fates in XXX (2 x 150)5.  --One investment property owned free and clear6.  --No Public Records

									4) Seller Approved Exception; Allow income to be calculated off of WVOE which reflects YTD income through XXX vs. program requirement that if a loan closes after XXX then the preceding year (2019) W2 is required Compensating Factors:1.--Credit score is XXX, XX points > program requirement of 6402.--Borrower has been employed for the past 3 years as an XXX, in the same line of business for the past 5 years3.--Two mortgages reflect paid as agreed since inception 3/20184.--Credit history reflects paid as agreed since last student loan fates in XXX (2 x 150)5.--One investment property owned free and clear6.--No Public Records	Compensating Factors; 1. FICO of XXX, XX points above the minimum FICO of 640 as required in the guidelines 2. Borrower has been employed with the same job for the past 3 plus years and in the same business for the past 5 years. 3. One investment property owned free and clear 4. No Public Records	2/13/2020	Investment Property	XX	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
4/14/2021	XXX	XXX	XXX	XXX	1) Missing documentation to evidence the Deed of Trust contains the legal description of the subject property as described by Exhibit A
COMMENTS: received supporting doc

2) Missing Grant Deed to confirm Vesting on Deed of Trust.  The Closing Instructions in file were not signed by the Settlement Agent.
COMMENTS: //UPDATE 02/28/2020: Received executed and notarized Special Warranty Deed.	1) The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX and are under disclosed. Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
								COMMENTS: //UPDATE 02/28/2020: Received PCCD, borrower letter, and proof of delivery. Seller-paid fees listed on PCCD now match the final Seller CD.	1) Missing the following required Federal and/or State Disclosures:TX Advanced Fee or Application Disclosure	Compensating Factors: 1. XXX FICO Score, XX points greater than program minimum FICO Score of 680 2. XX% DTI, XX% less than program maximum DTI of 46.00% 3. 7 months reserves, 3 months greater than program required 4 months reserves (3 months for subject property and 1 month for investment property)	2/25/2020	Primary Residence	XX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
4/14/2021	XXX	XXX	XXX	XXX	1) Missing documentation to evidence the most recent 12 month rental rating maximum. 0x30. The borrower's current rental obligation and rating cannot be determined using the bank statements provided. The LOE from the borrower in the file does not reflect a rental obligation only that the amount of rent fluctuated in XXX.
							COMMENTS: Additional documentation provided to support rental history		1) The loan contains errors within one or more TRID disclosure. On the Closing Disclosure (CD) in file dated XXX, under Section B "Services Borrower Did Not Shop For" on Page 2, line 02 does not reflect a payee. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all payees.	Compensating Factors: 1. Fico score of XXX is XX points greater than 680 required by the program. 2. DTI of XX% is XX% less than program maximum of 46%.	3/10/2020	Primary Residence	XX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG2	EG2	EG1	EG1
4/14/2021	XXX	XXX	XXX	XXX	1) The loan contains errors within one or more TRID disclosure. On the Closing Disclosure (CD) in file dated XXX, under Section C "Services Borrower Did Shop For" on Page 2, lines 02 and 09 do not reflect a payee. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all payees.

									2) Missing the following required Federal and/or State Disclosures: NV Disclosure of Fees Earned by Mortgage Broker AKA Mortgage Broker Compensation Disclosure.	Compensating Factors: 1. XXX FICO Score, XX points greater than program minimum FICO Score of 640 2. 9 months reserves, 6 months greater than program 3 months reserves requirement 3. XX% DTI, XX% less than program maximum DTI of 50.00% 4. XXX of the same business for the past 6 years and 9 months 5. No public records	3/13/2020	Primary Residence	XX	XXX	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
4/14/2021	XXX	XXX	XXX	XXX	1) Missing documentation to evidence a flood certification was issued for the subject property.
COMMENTS: received required doc

2) This loan failed TRID zero fee tolerance.  Lender Credit was reduced on Loan Estimate dated XXX without a Valid change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the lender credits that cannot decrease test. ( 12 CFR 1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific andnon-specific lender credits ($1,884.38) does not exceed or equal the comparable sum of specific and non-specific lender credits($1,969.00)
COMMENTS: ///UPDATE 03/26/2020: Received XXX COC.	1) The loan contains errors within one or more TRID disclosure: Missing payee name for the CDA $150.00 Fee. Need Post Consummation Closing Disclosure with borrower letter and proof of method of delivery, reflecting the payee name of the aforementioned fee.

									2) Seller Approved Exception: LTV is XX% vs program maximum of 85.00% LTVCompensating Factors:1. XX% DTI, XX% less than program maximum DTI of 50.00%2. Borrower's has been self-employed for the past 10 years as a XXX for XXX 3. No public records4. 4 months reserves, 1 month greater than program 3 months reserves requirement5. XXX FICO Score, X points greater than program minimum FICO Score of 640	Compensating Factors: 1. XX% DTI, XX% less than program maximum DTI of 50.00% 2. Borrower's has been self-employed for the past 10 years as a XXX for XXX 3. No public records 4. 4 months reserves, 1 month greater than program 3 months reserves requirement 5. XXX FICO Score, X points greater than program minimum FICO Score of 640	3/23/2020	Primary Residence	XX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
4/14/2021	XXX	XXX	XXX	XXX					1) The loan contains errors within one or more TRID disclosure: Missing payee name for the CDA $150.00 Fee. Need Post Consummation Closing Disclosure with borrower letter and proof of delivery, reflecting the payee name of the aforementioned fee.	Compensating Factors: 1. XXX credit score; XX points above program minimum credit score of 640 2. XX% LTV; XX% below 85% program maximum 3. No public records 4. Borrower has been employed for the last 2.5 years; co-borrower employed for the last 5.92 years 5. DTI ratio of XXX%; XXX% less than 50% program maximum	3/12/2020	Primary Residence	XX	XXX	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
4/14/2021	XXX	XXX	XXX	XXX	1) Missing the following required Federal and/or State Disclosures:MD Application Disclosure.

2) The loan contains errors within one or more TRID disclosure. The final CD dated XXX did not indicate the payee in Section B2. Need PCCD with correction, indicating actual payee, LOE and proof of delivery.

									3) The loan contains errors within one or more TRID disclosure: Need Post Consummation Closing Disclosure correcting the fees. Closing Disclosure in file dated XXX reflects Title Fees Paid to XXX and listed in Section C and need to be moved to Section B per the Service Providers List.	Compensating Factors: 1. Fico score of XXX is XX points greater than 680 required by the program. 2. DTI of XX% is XX% less than program maximum of 46%. 3. No public records.	3/19/2020	Primary Residence	XX	XXX	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1
4/14/2021	XXX	XXX	XXX	XXX	1) Missing documentation to evidence the deed of trust contained Exhibit A Legal Description as reflected on page 2 of the deed of trust
							COMMENTS: //UPDATE 03/19/2020: Received complete executed security instrument with legal description that reconciles with note term elements.		1) The loan contains errors within one or more TRID disclosure. The final CD dated XXX did not indicate the payee in Section B2. Need PCCD with correction, indicating actual payee, LOE and proof of delivery to borrower.	Compensating Factors: 1. XXX credit score; XX points above program minimum credit score of 720 2. XX% LTV; X% below 90% program maximum 3. Rental history is 0x30 for 12 months 4. No public records 5. Borrower has been self-employed for the last 2 years 6. DTI ratio of XXX%; XXX% less than 50% program maximum	3/16/2020	Primary Residence	XX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG2	EG2	EG1	EG1
4/14/2021	XXX	XXX	XXX	XXX	1) Document not properly executed or dated: The vesting on the Mortgage does not match the Title Commitment. The transfer deed in file is not executed nor notarized, and the Closing Instructions were not signed by the Settlement Agent.
COMMENTS: //update 03/23/2020: Received executed and notarized transfer deed.	1) Missing the following required Federal and/or State Disclosures: LA Loan Brokerage Agreement and Disclosure Statement and LA Mortgage Loan Origination Agreement.

									2) The loan contains errors within one or more TRID disclosure. On the Closing Disclosure (CD) in file dated XXX, under Section B "Services Borrower Did Not Shop For" on Page 2, line 02 does not reflect a payee. Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all payees.	Compensating Factors: 1. XX% DTI, XX% less than program maximum DTI of 46.00% 2. XXX FICO Score, XX points greater than program minimum FICO Score of 720 3. 39 months reserves, 35 months greater than program 4 months reserves requirement (3 months for subject plus 1 investment)	3/19/2020	Primary Residence	XX	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
4/14/2021	XXX	XXX	XXX	XXX			1) Missing the following required Federal and/or State Disclosures:Loan Options/Anti Steering Disclosure COMMENTS: //UPDATE -03/25/2020: Received disclosure.		1) The loan contains errors within one or more TRID disclosure: Missing the payee name for the MERS (R) Registration Fee of $150.00. Need Post Consummation Closing Disclosure with borrower letter and proof of delivery, reflecting the payee name of the aforementioned fee.	Compensating Factors: 1. XXX FICO Score, XX points greater than program minimum FICO Score of 680 2. XX% DTI, XX% less than program maximum DTI of 46.00% 3. XXX of the same business for the past 3 years and in the same line of work for the past 10 years 4. No public records	3/23/2020	Primary Residence	XX	XXX	Purchase	Non-Qualified Mortgage	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1